                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

[Adopted in Release No. 34-14852. (P 81,610), June 15, 1978, 43 F. R. -]

 Report for the Quarter Ended June 30, 1999

                             --------------------
               (Please read instructions before preparing form)
                             --------------------

                       If amended report Check here: [ ]

Name of Institutional Investment Manager:

MUTUAL OF AMERICA CAPITAL MANAGEMENT CORPORATION
--------------------------------------------------------------------------------
Business Address:

Street  320 Park Avenue         City  N.Y.      State   N.Y.    Zip 10022
--------------------------------------------------------------------------------

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:

Richard J. Ciecka, (212) 224-1555, President & Chief Executive Officer
--------------------------------------------------------------------------------
ATTENTION -- Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U. S. C. 1001 and 15 U. S. C. 78ff(a).

--------------------------------------------------------------------------------

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of July, 1999.

                                MUTUAL OF AMERICA CAPITAL MANAGEMENT CORPORATION
                                    (Name of Institutional Investment Manager)
                                /s/ Richard J. Ciecka
                                -------------------------------------------
                                (Manual Signature of Person Duly Authorized
                                  to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

        13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:
----------------                -------------

1. 01 MUTUAL OF AMERICA
        LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        SEC-1685
NOTE:   The following applies to all information on attached schedule:

        1.  Entity named in .01 is the parent of the manager listed above.
        2.  Sole voting authority is held by the manager listed above.
            ----

                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

[Adopted in Release No. 34-14852. (P 81,610), June 15, 1978, 43 F. R. -]

 Report for the Quarter Ended June 30, 1999

                             --------------------
               (Please read instructions before preparing form)
                             --------------------

                       If amended report Check here: [ ]

Name of Institutional Investment Manager:

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Business Address:

Street  320 Park Avenue         City  N.Y.      State   N.Y.    Zip 10022
--------------------------------------------------------------------------------

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:

Manfred Altstadt, (212) 224-1543, Senior Executive Vice President and Chief
                                    Financial Officer
--------------------------------------------------------------------------------
ATTENTION -- Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U. S. C. 1001 and 15 U. S. C. 78ff(a).

--------------------------------------------------------------------------------

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of July, 1999.

                                MUTUAL OF AMERICA LIFE INSURANCE COMPANY
                                (Name of Institutional Investment Manager)

                                /s/ Manfred Altstadt
                                -------------------------------------------
                                (Manual Signature of Person Duly Authorized
                                  to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

        13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:
----------------                -------------

1.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        SEC-1685
NOTE: For information purposes only. Mutual of America Capital Management Corporation has filed on behalf of Mutual of America Life Insurance Company, its parent corporation.

                                                                                                             Monday, August 02, 1999
Mutual of America Capital Management
Form 13f for Quarter Ending June 30, 1999                                                                                   12:15 PM

   Name of Reporting Manager:   Mutual of America Capital Management

         CUSIP            Ticker     Issuer                                       Holdings              Price       Market Value
        Equities

        00130H105          AES      AES Corporation                                 21,800            58.7500       1,280,750.00
        001957109           T       AT&T Corp                                       50,350            55.6250       2,800,718.88

        001957208         LMG/A     AT&T Corp                                      100,000            34.6250       3,462,500.00
        006848105         ADLAC     Adelphia Communications                         30,000            66.6875       2,000,625.00
        008117103          AET      AETNA INC                                       37,200            89.4375       3,327,075.72

        013104104          ABS      Albertson's Inc                                 10,899            50.9375         555,167.90
        013817101           AA      Alcoa Inc                                       13,200            62.9375         830,775.06
        014753AD9          ALXN     Alexion Pharmaceuticals Inc.                   250,000             8.8750       2,218,750.00

        019512102          ALD      AlliedSignal Inc                                10,100            63.5000         641,350.00
        021441100          ALTR     Altera Corp                                    100,900            37.4375       3,777,443.87
        02364J104          AOL      America Online Inc                              16,700           106.3750       1,776,462.55

        025816109          AXP      American Express                                16,600           127.4375       2,115,462.55
        026609107          AHP      American Home Products                           8,000            53.3125         426,500.01
        026874107          AIG      American International Group                    20,400           121.6875       2,482,425.05

        030789507          AMES     Ames Department Stores                         149,700            44.8750       6,717,787.50
        034603100          NSTA     Anesta Corp                                    137,800            17.5000       2,411,500.00
        035229103          BUD      Anheuser-Busch Cos., Inc.                       20,900            71.2500       1,489,125.00

        037833100          AAPL     Apple Computer, Inc.                            55,700            45.3750       2,527,389.14
        03822W109          AMCC     Applied Micro                                   61,600            77.8750       4,797,100.00
        039793104          ARI      Arden Realty Group                             133,500            24.5625       3,279,093.75

        048396105          ACAI     Atlantic Coast Air                             129,200            19.5625       2,527,475.00
        048825103          ARC      Atlantic Richfield Co.                          12,200            82.8750       1,011,075.06
        05548J106           BJ      BJ's Wholesale Club, Inc.                       85,000            29.8125       2,534,062.50

        055921100          BMCS     BMC Software Inc                                54,000            53.0625       2,865,375.07
        060505104          BAC      BankAmerica Corp.                               33,300            73.0000       2,430,900.00
        06423A103          ONE      Bank One Columbus Ohio                          54,100            58.0000       3,137,800.00

        068480201          BRR      Barrett Resources Corp                          76,000            38.0000       2,888,000.00
        070107107          BSNX     Basin Exploration Inc.                         100,000            19.0000       1,900,000.00
        077853109          BEL      Bell Atlantic Corp.                             66,400            60.4375       4,013,050.07

        09643P108          BTH      Blyth Industrites                               40,000            33.1250       1,325,000.00
        097924104          BBA      Bombay Company  Inc.                           275,000             7.1250       1,959,375.00
        101121101          BXP      Boston Properties Inc.                          82,000            35.6875       2,926,375.00

        110122108          BMY      Bristol-Myers Squibb Co.                        38,800            69.1250       2,682,050.04
        125129106          CDWC     CDW Computer Centers Inc.                       54,000            45.3125       2,446,875.00
        125509109           CI      CIGNA Corp                                      42,100            88.3125       3,717,956.57

        12612W104          CNF      CNF Transportation, Inc.                        54,800            40.0625       2,195,425.53
        126349109          CSGS     CSG Systems International                      112,900            26.6875       3,013,018.75
        127055101          CBT      Cabot Corp                                      54,000            23.7500       1,282,500.00

        14149Y108          CAH      Cardinal Health, Inc.                           68,500            63.8125       4,371,156.84
        158915108          AMFM     Chancellor Media Corporation                    59,600            53.9375       3,214,675.00
        16161A108          CMB      Chase Manhattan Corp                            23,200            82.6250       1,916,900.08

        163072101          CAKE     Cheesecake Factory (The)                       101,600            30.0625       3,054,350.00
        166751107          CHV      Chevron Corp.                                   11,100            94.0000       1,043,400.00
        171794100          CER      Cilcorp Inc                                     15,100            62.8750         949,412.50

        172474108          CIN      Cinergy Corp                                    18,700            32.5625         608,919.07
        172737108           CC      Circuit City Group, Inc.                        36,000            89.1250       3,208,500.98
        17275R102          CSCO     Cisco Systems, Inc.                             60,800            62.5000       3,800,000.00

        172967101           C       CitiGroup Inc                                   63,150            46.0625       2,908,846.91
        191216100           KO      Coca-Cola Co.                                   46,700            61.1250       2,854,537.55
        197677107          COL      Columbia/HCA Healthcare Corp.                   93,600            23.2500       2,176,200.00

        200300200         CMCSK     Comcast Corp-Spl                                95,400            38.9375       3,714,637.85
        200340107          CMA      Comerica, Inc.                                  10,000            58.8125         588,125.14
        202800108          CES      Commonwealth Energy Systems                     23,800            42.2500       1,005,550.00

                                                                                                                       Page 1 of 4


                                                                                                             Monday, August 02, 1999
Mutual of America Capital Management
Form 13f for Quarter Ending June 30, 1999                                                                                   12:15 PM

   Name of Reporting Manager:   Mutual of America Capital Management

         CUSIP            Ticker     Issuer                                       Holdings              Price       Market Value
        20449H109          CBSS     Compass Bancshares                              95,700            27.0625       2,589,881.27
        206197105          CEFT     Concord EFS, Inc.                               65,000            40.1250       2,608,125.00

        208464107          CNC      Conseco, Inc.                                   19,700            29.1875         574,993.84
        209341106          CGX      Cons Graphics                                  124,400            48.1875       5,994,525.00
        219350105          GLW      Corning Inc                                     32,900            65.1875       2,144,668.91

        22160Q102          COST     Costco Companies                                37,600            79.1250       2,975,100.54
        222372104          CCR      Countrywide Credit Industries                   15,300            40.9375         626,343.96
        22284P105          CVTI     Covenant Trans-A                                61,600            15.7344         969,239.04

        229899109          CFR      Cullen/Frost                                   153,200            28.2500       4,327,900.00
        247025109          DELL     Dell Computer Corp.                             46,600            36.6875       1,709,637.55
        251799102          DVN      Devon Energy Company                            58,200            35.6875       2,077,012.50

        254546104          DNEX     Dionex Corporation                              35,700            41.1250       1,468,162.50
        263534109           DD      Du Pont (E.I.) De Nemours                       65,000            67.9375       4,415,937.63
        264399106          DUK      Duke Energy Corp.                                9,500            56.1250         533,187.58

        26632S109          DURA     Dura Pharmaceuticals                            74,500            11.0625         824,156.25
        26922C103          ETEC     Etec Systems Inc                                48,500            33.5000       1,624,750.00
        281020107          EIX      Edison International                            22,900            28.1875         645,493.90

        29476L107          EQR      Equity Res Prop                                 76,300            44.9375       3,428,731.25
        302290101          XON      Exxon Corporation                               45,600            76.9375       3,508,350.05
        302571104          FPL      FPL Group Inc                                    9,800            55.6250         545,125.15

        307000109          FDO      Family Dollar Stores Inc.                      118,000            24.6250       2,905,750.32
        313400301          FRE      FHLMC                                            9,200            57.1875         526,125.04
        320867104          FMBI     First Midwest/Il                                15,500            39.8750         618,062.50

        33763V109          FSR      Firstar Corporation                            129,100            27.6250       3,566,387.80
        337738108          FISV     Fiserv, Inc.                                    55,000            34.3125       1,887,187.50
        337932107           FE      FirstEnergy Corp.                               18,700            31.5625         590,218.96

        349853101          FWRD     Forward Air Corporation                        135,600            27.6250       3,745,950.00
        359081106          FTR      Frontier Insurance Group                        43,300            15.5000         671,150.00
        362320103          GTE      GTE Corp                                        58,500            71.0000       4,153,500.00

        369550108           GD      General Dynamics Corp.                          31,500            69.1875       2,179,406.81
        369604103           GE      General Electric Co.                            62,100           109.6875       6,811,593.79
        395384100          GPT      Greenpoint Financial Corp                       60,000            33.1875       1,991,250.00

        404132102          HCC      HCC Insurance                                   69,100            21.8750       1,511,562.50
        406216101          HAL      Halliburton Company                             14,600            43.4375         634,187.63
        422806109          HEI      Heico Corporation                               98,100            25.4375       2,495,418.75

        422806208         HEI/A     Heico Corp-A                                    20,000            22.7500         455,000.00
        423074103          HNZ      Heinz (H.J.) Co.                                45,500            49.1875       2,238,031.44
        423328103           HF      Heller Financial                               119,200            28.1875       3,359,950.00

        437076102           HD      Home Depot, Inc.                                28,900            64.0000       1,849,600.00
        439104100           HH      Hooper Holmes, Inc.                            162,500            21.2500       3,453,125.00
        441815107           HI      Household International Corp.                   11,000            45.5625         501,187.55

        458140100          INTC     Intel Corp                                      62,400            59.2500       3,697,200.00
        459200101          IBM      IBM CORP                                        36,600           124.8750       4,570,425.05
        460146103           IP      International Paper Co.                         39,200            52.7500       2,067,800.09

        460690100          IPG      Interpublic Group of Cos.,Inc.                  38,200            86.1875       3,292,362.81
        478160104          JNJ      Johnson & Johnson                               26,900            94.0000       2,528,600.00
        480206200         JOINA     Jones Intercab                                  71,800            49.9375       3,585,512.50

        493267108          KEY      KeyCorp                                         58,400            32.6875       1,908,950.18
        494368103          KMB      Kimberly Clark Corp.                            10,700            57.0000         609,900.00
        49446R109          KIM      Kimco Realty                                    76,300            38.5000       2,937,550.00

        524651106          LGTO     Legato Systems                                  81,800            59.3125       4,851,762.50
        524908100          LEH      Lehman Brothers Holdings, Inc.                  10,000            58.9375         589,375.29
        532457108          LLY      Lilly (Eli) & Co.                               21,600            68.0000       1,468,800.00

        535678106          LLTC     Linear Technology Corp                          68,500            65.3125       4,473,906.46
        542312103          LSS      Lone Star Technology                            98,600            16.9375       1,670,037.50
                                                                                                                       Page 2 of 4



                                                                                                             Monday, August 02, 1999
Mutual of America Capital Management
Form 13f for Quarter Ending June 30, 1999                                                                                   12:15 PM

   Name of Reporting Manager:   Mutual of America Capital Management

         CUSIP            Ticker     Issuer                                       Holdings              Price       Market Value
        549463107           LU      Lucent Technologies                             49,400            66.6875       3,294,362.59
        55268B106          WCOM     MCI Worldcom Inc                                35,100            93.6250       3,286,237.59

        552690109          MDU      MDU Resources Group                             41,300            22.8125         942,156.25
        554489104          CLI      Mack-Cali Realty Corp.                          99,100            30.8125       3,053,518.75
        57772K101          MXIM     Maxim Integrated                                63,200            65.0000       4,108,000.00

        584949101          MEDQ     Medquist, Inc.                                  83,200            43.3750       3,608,800.00
        587118100          SUIT     Men's Wearhouse                                 35,600            26.0000         925,600.00
        589331107          MRK      Merck & Company                                 46,800            71.5000       3,346,200.00

        589433101          MDP      Meredith Corp                                   31,300            34.2500       1,072,025.00
        592903108          METZ     Metzler Group                                  145,300            26.6875       3,877,693.75
        594918104          MSFT     Microsoft Corp                                  94,300            88.0000       8,298,400.00

        601073109          MIL      Millipore Corp.                                 80,000            39.2500       3,140,000.00
        607059102          MOB      Mobil Corp                                      14,800            99.0000       1,465,200.00
        612085100          MTP      Montana Power                                   47,800            73.2500       3,501,350.00

        617446448          MWD      Morgan Stanley Dean Witter                      10,700            95.1250       1,017,837.59
        620076109          MOT      Motorola, Inc.                                  47,000            94.3750       4,435,625.24
        628351108           MM      Mutual Risk Management Ltd.                     87,200            33.4375       2,915,750.00

        629568106          NBR      Nabors Industries Inc.                         114,000            22.3750       2,550,750.00
        635405103          NCC      National City Corp.                             15,400            65.3125       1,005,812.54
        636518102          NATI     National Instruments                           100,000            39.9063       3,990,630.00

        640938106          NETA     Network Assoc                                  183,700            14.8750       2,732,537.50
        650111107          NYT      New York Times Company                          19,500            37.6250         733,687.80
        651290108          NFX      Newfield Exploration Company                    81,000            26.5625       2,151,562.50

        65332V103          NXTL     Nextel Communications                           45,500            48.5000       2,206,750.00
        656569100           NT      Nortel Networks Corporation                     54,500            85.6875       4,669,969.00
        670008101          NVLS     Novellus Systems                                60,500            66.0000       3,993,000.00

        67481E106          OEI      Ocean Energy Inc                               140,400            10.0625       1,412,775.00
        681919106          OMC      Omnicom Group, Inc.                             42,100            79.2500       3,336,425.00
        68618W100          OFG      Oriental Financial                              43,000            24.2500       1,042,750.00

        690768403           OI      Owens Illinois, Inc.                            70,000            32.6250       2,283,751.39
        693304107           PE      Peco Energy Co.                                 11,400            42.9375         489,487.57
        69331C108          PCG      PG&E Corp                                       16,900            33.1250         559,812.62

        69357H106          PRIA     PRI Automation                                  77,000            34.1250       2,627,625.00
        704326107          PAYX     Paychex Inc                                     67,500            31.6250       2,134,688.25
        713448108          PEP      PepsiCo, Inc.                                   98,500            38.1875       3,761,469.02

        71366Q101          PRGN     Peregrine Systems Inc.                         100,000            25.1250       2,512,500.00
        716941109          PNU      Pharmacia & Upjohn                              28,300            56.0000       1,584,800.00
        717081103          PFE      Pfizer Inc                                      25,800           104.8750       2,705,775.11

        719405102          PLAB     Photronics Inc                                  70,000            25.2500       1,767,500.00
        741437305           PR      Price Communications Corp.                     153,700            14.2500       2,190,225.00
        742718109           PG      Procter & Gamble Company                        25,500            89.2500       2,275,875.00

        743168106          PRGX     Profit Recovery Group Internat                  82,200            46.4375       3,817,162.50
        744573106          PEG      Public Svc. Enterprise Group                    13,700            40.8750         559,987.64
        74460D109          PSA      Public Storage                                 113,300            27.8125       3,151,156.25

        74762E102          PWR      Quanta Services                                127,200            38.1250       4,849,500.00
        780257804           RD      Royal Dutch Petroleum-NYS                       40,700            60.2500       2,452,175.00
        783549108           R       Ryder System, Inc.                              58,500            26.0000       1,521,000.00

        78387G103          SBC      SBC Communications, Inc.                        38,400            58.0000       2,227,200.00
        78440X101          SLG      SL Green Realty                                173,500            20.3125       3,524,218.75
        79377W108          SKS      Saks Inc                                        32,900            28.5625         939,706.36

        801003104          SANG     SANGSTAT MEDICAL                                38,900            17.0000         661,300.00
        803111103          SLE      Sara Lee Corp.                                  63,000            22.6875       1,429,312.66
        806857108          SLB      Schlumberger, Ltd.                              17,100            63.6875       1,089,056.29

        816850101          SMTC     Semtech Corp                                    29,100            51.3750       1,495,012.50
        826912107          SIG      Sigcorp Inc                                     34,700            28.9375       1,004,131.25

                                                                                                                       Page 3 of 4

                                                                                                             Monday, August 02, 1999
Mutual of America Capital Management
Form 13f for Quarter Ending June 30, 1999                                                                                   12:16 PM

   Name of Reporting Manager:   Mutual of America Capital Management

         CUSIP            Ticker     Issuer                                       Holdings              Price       Market Value
        830879102          SKYW     Skywest Inc                                    102,100            24.0625       2,456,781.25
        842587107           SO      Southern Company                                22,500            26.5000         596,250.00

        844741108          LUV      Southwest Airlines Co.                          18,200            31.1250         566,475.25
        847220209          SEH      Spartech Corp.                                  20,000            28.3125         566,250.00
        848497103          SPK      Spieker Properties                              85,700            39.0000       3,342,300.00

        870756103          SWFT     Swift Transport                                 60,000            22.5000       1,350,000.00
        872540109          TJX      TJX Companies                                   60,400            33.3125       2,012,075.21
        880770102          TER      Teradyne Inc                                    67,300            69.3750       4,668,937.87

        88162G103          WATR     Tetra Tech Inc                                 249,625            17.6250       4,399,641.53
        881694103           TX      Texaco Inc                                      15,900            62.5000         993,750.00
        882508104          TXN      Texas Instruments, Inc.                         13,600           145.0000       1,972,000.00

        882848104          TXU      Texas Utilities Co.                             12,500            41.2500         515,625.06
        886547108          TIF      Tiffany & Company                               72,100            92.9375       6,700,793.75
        902124106          TYC      Tyco International Ltd.                         19,100            94.7500       1,809,725.07

        902974104          USL      US Liquids Inc                                 100,000            18.6250       1,862,500.00
        90331R101          UFS      US Foodservice                                  85,200            43.0000       3,663,600.00
        90338N103         XPRSA     US XPress Enterprises                           61,600            10.7500         662,200.00

        909214108          UIS      Unisys Corp                                    309,000            38.9375      12,031,690.63
        911163103          UNFI     United Natural                                  32,100            24.6875         792,468.75
        913017109          UTX      United Tech Corp                                 9,200            71.6875         659,525.10

        919260109          VALN     Vallen Corp                                    122,000            16.0000       1,952,000.00
        925524308         VIA/B     Viacom Inc                                     135,800            44.0000       5,975,200.00
        928615103          VSTR     Voicestream Wireless Corp.                     102,700            28.6250       2,939,787.50

        929042109          VNO      Vornado Realty Trust                            75,100            35.6875       2,680,131.25
        931142103          WMT      Wal-Mart Stores Inc                             83,400            48.2500       4,024,050.00
        941053100          WCNX     Waste Connection                               147,800            29.6250       4,378,575.00

        947074100          WFT      Weatherford International                      128,150            36.6250       4,693,494.36
        95988E204          WWCA     Western Wireless                               122,700            29.6250       3,634,987.50
        961840105         WTSLA     Wet Seal Inc                                    88,000            26.8125       2,359,500.00

        983919101          XLNX     Xilinx Inc                                      78,800            56.6875       4,466,975.00
             Totals for Equities                                                12,460,874                        481,634,801.73

        Preferred

        437296205                   Home Ownership Funding Corp                     37,500           846.0900      31,728,375.00
        437297203                   Home Ownership II                               12,500           846.8100      10,585,125.00

             Totals for Preferred                                                   50,000                         42,313,500.00

                   Grand Total                                                  12,510,874                        523,948,301.73

                                                                                                                         Page 4 of 4